Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total	Cumulative Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Noncontrolling Interests
Beginning balance, Shares at Dec. 31, 2012			27,000,000	10,423,796,600.0
Beginning balance at Dec. 31, 2012		$ 499,019	$ 27,000	$ 104	$ 850,129	$ (360,297)	$ (11,886)	$ (6,565)	$ 534
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]	(246,199)				(245,860)			(339)
Translation adjustment		657					713		(56)
Change in fair value of effective cash flow hedges (net of taxes)		131					131
Equity interest in INOVA Geophysical's other comprehensive income (loss)		(373)					(373)
Unrealized net gain (loss) on available-for-sale securities		277					277
Preferred stock dividends		(1,014)			(1,014)
Conversion payment of preferred stock, Shares			(27,000,000)	404,338,330.00
Conversion payment of preferred stock		(5,000)	$ (27,000)	$ 5	21,995
Stock-based compensation expense		$ 7,476			7,476
Exercise of stock options, Shares		47,171		47,171,670.00
Exercise of stock options		$ 2,527		$ 0	2,527
Vesting of restricted stock units/ awards, Shares				38,557,930.00
Vesting of restricted stock units/awards		0		$ 0	0
Restricted stock cancelled for employee minimum income taxes, Shares				(7,672,000)
Restricted stock cancelled for employee minimum income taxes		(483)		$ 0	(483)
Issuance of stock for the ESPP, Shares				9,657,930.00
Issuance of stock for the ESPP		780		$ 0	780
Tax benefits from stock-based compensation		87		$ 0	87
Ending balance, Shares at Dec. 31, 2013			0	10,915,851,000
Ending balance at Dec. 31, 2013		257,885	$ 0	$ 109	881,497	(606,157)	(11,138)	(6,565)	139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]	(128,234)				(128,252)			18
Translation adjustment		(940)					(882)		(58)
Change in fair value of effective cash flow hedges (net of taxes)		26					26
Equity interest in INOVA Geophysical's other comprehensive income (loss)		(841)					(841)
Unrealized net gain (loss) on available-for-sale securities		28					28
Stock-based compensation expense		$ 8,707			8,707
Exercise of stock options, Shares		1,900		1,900,000
Exercise of stock options		$ 95		$ 0	95
Vesting of restricted stock units/ awards, Shares				44,162,000
Vesting of restricted stock units/awards		0		$ 1	(1)
Restricted stock cancelled for employee minimum income taxes, Shares				(9,075,400.0)
Restricted stock cancelled for employee minimum income taxes		(350)		$ 0	(350)
Issuance of stock for the ESPP, Shares				12,767,900.0
Issuance of stock for the ESPP		482		$ 0	482
Purchase of subsidiary shares from noncontrolling interest		(1,146)			(1,146)
Ending balance, Shares at Dec. 31, 2014			0	10,965,606,000
Ending balance at Dec. 31, 2014		135,712	$ 0	$ 110	889,284	(734,409)	(12,807)	(6,565)	99
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]	(25,118)				(25,122)			4
Translation adjustment		(1,996)					(1,974)		(22)
Unrealized net gain (loss) on available-for-sale securities		0
Stock-based compensation expense		$ 5,486			5,486
Exercise of stock options, Shares		0
Vesting of restricted stock units/ awards, Shares				29,190,800.0
Vesting of restricted stock units/awards		$ 0		$ 0	0
Purchase of treasury shares, Shares				(296,488,000)
Purchase of treasury shares		(1,989)		$ (3)				(1,986)
Restricted stock cancelled for employee minimum income taxes, Shares				(6,208,460.00)
Restricted stock cancelled for employee minimum income taxes		(126)		$ 0	(126)
Issuance of stock for the ESPP, Shares				10,587,600.0
Issuance of stock for the ESPP		215		$ 0	215
Purchase of subsidiary shares from noncontrolling interest		(144)			(144)
Ending balance, Shares at Dec. 31, 2015			0	10,702,689,000
Ending balance at Dec. 31, 2015		$ 112,040	$ 0	$ 107	$ 894,715	$ (759,531)	$ (14,781)	$ (8,551)	$ 81

[1]	Net income attributable to noncontrolling interests for 2015, 2014 and 2013 excludes less than $(0.1) million, $0.7 million and $(0.3) million, respectively, related to the redeemable noncontrolling interests, which is reported in the mezzanine equity section of the Consolidated Balance Sheet.